Income Tax (Details)	6 Months Ended
Jun. 30, 2025 HKD ($)
Income Tax [Line Items]
Current tax rate percentage	8.25%
Hong Kong [Member]
Income Tax [Line Items]
Assessable profits earned (in Dollars)	$ 2,000
Current tax rate percentage	16.50%